OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Other [Abstract]
Legal provisions	$ (58)	$ (231)	$ 0
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal of assets	(41)	0	0
Change in fair value of property, plant and equipment	(63)	(101)	(65)
Amortization of service concession assets	(14)	(9)	(20)
Transaction costs	(8)	(13)	(5)
Loss on debt extinguishment	0	(12)	(35)
Other	(123)	(66)	(151)
Other	$ (307)	$ (432)	$ (276)